February 16, 2007

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506

Subject: Nationwide Variable Account - 12
Nationwide Life Insurance Company
Post-Effective Amendment No. 9 (File No. 333-108894)
CIK Number: 0001173507

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life Insurance Company (the “Company”) and its Nationwide Variable Account - 12 (the “Variable Account”) which is registered as a unit investment trust under the Investment Company Act of 1940. In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”):

1.	One complete copy of Post-Effective Amendment No. 10 to the Variable Account’s Registration Statement (the “Post-Effective Amendment”); and

2.
One copy of a power of attorney authorizing certain officers of the Company to take various actions on behalf of the Company and the Variable Account, including the execution of registration statements. An original power of attorney is on file with the Company.

Additional changes to the Post-Effective Amendment include adding investment options to the existing Capital Preservation Plus Option section.

The purpose of the Post-Effective Amendment is to add an optional benefit to the deferred variable annuity contract issued by the Separate Account - the Lifetime Income Option and the Spousal Continuation Benefit.

Please contact me direct at (614) 249-3492 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ DARRELL PIERRE
Darrell Pierre
Senior Counsel